VENERABLE LETTERHEAD

J. NEIL MCMURDIE
VICE PRESIDENT AND SENIOR COUNSEL
PHONE: (860) 944-4114 | EMAIL: NEIL.MCMURDIE@VENERABLEANNUITY.COM

May 3, 2019
BY EDGARLINK

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Voya Insurance and Annuity Company and its Separate Account B
Prospectus Titles: GoldenSelect ESII®, GoldenSelect Opportunities® and GoldenSelect Generations® and Wells Fargo Opportunities
File Nos.: 333-28679 and 811-05626
Rule 497(j) Certification

Ladies and Gentlemen:

On behalf of Voya Insurance and Annuity Company and its Separate Account B, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:
     The form of Prospectus Supplements, Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and
     The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 22, 2019.

If you have any questions regarding this submission, please call the undersigned at 860-944-4114.

Sincerely,

/s/ J. Neil McMurdie
J. Neil McMurdie